Stockholders' Equity (Tables)	9 Months Ended
Sep. 30, 2014
Convertible Preferred Stock

Convertible Preferred Stock (in thousands, except share and per share amounts)

	December 31,		September 30, 2014
	2012	2013
			(unaudited)
Preferred stock, $0.01 par value; 246,470,064 total shares authorized at December 31, 2012, December 31, 2013 and 250,614,174 total shares authorized at September 30, 2014:
Series A convertible preferred stock, 68,025,100 shares designated at December 31, 2012, December 31, 2013 and 67,651,596 shares designated at September 30, 2014; 65,270,988, 66,100,340 and 66,422,077 shares issued and outstanding at December 31, 2012, December 31, 2013 and September 30, 2014; aggregate liquidation preference of $17,371, $17,599 and $17,685 at December 31, 2012, December 31, 2013 and September 30, 2014	$17,181	$17,402	$17,487
Series B convertible preferred stock, 65,642,104 shares designated at December 31, 2012, December 31, 2013 and 65,577,300 shares designated at September 30, 2014; 65,577,300 shares issued and outstanding at December 31, 2012, December 31, 2013 and September 30, 2014; aggregate liquidation preference of $12,268 at December 31, 2012, December 31, 2013 and September 30, 2014	12,164	12,164	12,164
Series C convertible preferred stock, 62,486,436 shares designated at December 31, 2012, December 31, 2013 and September 30, 2104; 62,486,436 shares issued and outstanding at December 31, 2012, December 31, 2013 and September 30, 2014; aggregate liquidation preference of $24,490 at December 31, 2012, December 31, 2013 and September 30, 2014	24,388	24,388	24,388
Series D convertible preferred stock, 36,030,712 shares designated at December 31, 2012, December 31, 2013 and September 30, 2014; 36,030,712 shares issued and outstanding at December 31, 2012, December 31, 2013 and September 30, 2014; aggregate liquidation preference of $32,044 at December 31, 2012, December 31, 2013 and September 30, 2014	31,943	31,943	31,943
Series E convertible preferred stock, 14,285,712 shares designated at December 31, 2012, December 31, 2013 and 10,000,000 shares designated at September 30, 2014; 10,000,000 shares issued and outstanding at December 31, 2012, December 31, 2013 and September 30, 2014; aggregate liquidation preference of $17,500 at December 31, 2012, December 31, 2013 and September 30, 2014	17,347	17,347	17,347
Series F convertible preferred stock, 0, 0 and 8,868,130 shares designated at December 31, 2012, December 31, 2013 and September 30, 2014; 0, 0 and 8,834,486 shares issued and outstanding at December 31, 2012, December 31, 2013 and September 30, 2014; aggregate liquidation preference of $0, $0 and $89,858 at December 31, 2012, December 31, 2013 and September 30, 2014	—	—	89,661

Subtotal	$103,023	$103,244	$192,990

Unamortized compensation associated with Series F convertible preferred stock	—	—	(15,690)

Total preferred stock	$103,023	$103,244	$177,300

Shares of Common Stock Authorized and Reserved for Future Issuance

We have shares of common stock authorized and reserved for future issuance as follows as of:

	December 31, 2013	September 30, 2014
		(unaudited)
Options to purchase common stock	43,314,728	54,587,814
Options available for future issuance	7,756,492	3,359,320
Common stock warrants	780,940	625,988

Total common stock authorized and reserved for future issuance	51,852,160	58,573,122